Financial Instruments - Summary of Detailed Information About Financial Instruments (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying value, Cash and cash equivalents	$ 147,078	$ 133,214	$ 172,758	$ 98,972	$ 110,642	$ 95,676	$ 96,255	$ 326,864
Carrying value, Derivative instruments in designated hedge accounting relationships			294			491
Carrying value, Accounts receivable	258,579		212,206			213,375
Carrying value, Contract assets	96,319		82,760			66,722	$ 130,392
Carrying value, Long-term receivables			24,172			31,910
Carrying value, Derivative instruments in designated hedge accounting relationships			180			371
Carrying value, Accounts payable and accrued liabilities	278,166		240,747			182,152
Current portion of long-term debt - Notes						40,000
Carrying value, Long-term debt – Bank Facility			30,522
Carrying value, Long-term debt – Asset-Based Facility			37,411			84,369
Carrying value, Long-term debt – Notes			266,865			267,810
Carrying value, Other long-term liabilities	12,413		15,785			10,967
Estimated fair value, Financial Assets	300		300
Estimated fair value, Financial Liabilities	$ 200		180			371
Accounts payable and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities			240,747			182,152
Long-term debt – Bank Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities			30,522			84,369
Long-term debt – Asset-Based Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities			37,411
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities			280,295			284,605
Other long-term liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities			15,785			10,967
Current portion of long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities						40,610
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets			172,758			95,676
Derivative instruments in designated hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets			294			491
Accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets			212,206			213,375
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets			82,760			66,722
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets			$ 27,471			$ 35,696